Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Available-for-sale securities
Amortized cost	2,010	1,857
Gross unrealized gains, Securities	62	82
Gross unrealized losses, Securities	0	0
Fair value	2,072	1,939
Debt securities
Available-for-sale securities
Amortized cost	1,929	1,776
Gross unrealized gains, Debt securities	46	68
Gross unrealized losses, Debt securities	0	0
Fair value	1,975	1,844
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost	1,309	1,288
Gross unrealized gains, Debt securities	45	67
Gross unrealized losses, Debt securities	0	0
Fair value	1,354	1,355
Corporate debt securities
Available-for-sale securities
Amortized cost	446	465
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value	446	465
Collateralized debt obligations
Available-for-sale securities
Amortized cost	174	23
Gross unrealized gains, Debt securities	1	1
Gross unrealized losses, Debt securities	0	0
Fair value	175	24
Equity securities
Available-for-sale securities
Amortized cost	81	81
Gross unrealized gains, Equity securities	16	14
Gross unrealized losses, Equity securities	0	0
Fair value	97	95
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	75	73
Gross unrealized gains, Equity securities	16	14
Gross unrealized losses, Equity securities	0	0
Fair value	91	87
Industry and all other
Available-for-sale securities
Amortized cost	6	8
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value	6	8